Information about Operating Results and Assets for Each Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
External customers	¥ 3,557,433	¥ 3,706,901	¥ 3,209,201
Total	3,557,433	3,706,901	3,209,201
Operating cost and expenses	3,179,362	3,319,349	2,992,146
Operating profit (loss)	378,071	387,552	217,055
Total assets	3,930,727	3,983,820	3,847,557
Depreciation and amortization	261,343	276,193	315,393
Capital expenditures	262,481	193,547	258,252
Office Business Unit
Net sales:
External customers	1,912,112	1,978,945	1,635,056
Intersegment	5,831	8,324	10,020
Total	1,917,943	1,987,269	1,645,076
Operating cost and expenses	1,658,678	1,693,947	1,415,680
Operating profit (loss)	259,265	293,322	229,396
Total assets	821,782	855,893	745,646
Depreciation and amortization	93,196	103,548	90,878
Capital expenditures	53,888	53,115	96,718
Consumer Business Unit
Net sales:
External customers	1,311,023	1,389,622	1,299,194
Intersegment	1,021	1,705	1,966
Total	1,312,044	1,391,327	1,301,160
Operating cost and expenses	1,100,750	1,153,262	1,117,668
Operating profit (loss)	211,294	238,065	183,492
Total assets	452,809	414,022	437,160
Depreciation and amortization	45,609	41,665	48,701
Capital expenditures	48,192	36,266	27,503
Industry and Others Business Unit
Net sales:
External customers	334,298	338,334	274,951
Intersegment	86,565	94,624	83,047
Total	420,863	432,958	357,998
Operating cost and expenses	396,563	442,789	433,954
Operating profit (loss)	24,300	(9,831)	(75,956)
Total assets	362,638	307,029	359,635
Depreciation and amortization	29,685	37,387	60,770
Capital expenditures	37,648	27,105	25,644
Corporate and eliminations
Net sales:
Intersegment	(93,417)	(104,653)	(95,033)
Total	(93,417)	(104,653)	(95,033)
Operating cost and expenses	23,371	29,351	24,844
Operating profit (loss)	(116,788)	(134,004)	(119,877)
Total assets	2,293,498	2,406,876	2,305,116
Depreciation and amortization	92,853	93,593	115,044
Capital expenditures	¥ 122,753	¥ 77,061	¥ 108,387